Basic And Diluted Income/(Loss) Per Share - Additional Information (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			50,867,639	13,966,897
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights		4,455,231
Options Warrants Convertible Debentures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	30,707,113	50,740,369